Cover	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	Equitrans Midstream Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	001-38629
Entity Tax Identification Number	83-0516635
Entity Address, Address Line One	2200 Energy Drive
Entity Address, Postal Zip Code	15317
Entity Address, City or Town	Canonsburg,
Entity Address, State or Province	PA
City Area Code	724
Local Phone Number	271-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ETRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001747009
Amendment Flag	false